Subsequent Events - Additional Information (Detail) - USD ($)	Dec. 19, 2023	Jan. 26, 2023	Dec. 31, 2023	Nov. 07, 2023	Nov. 01, 2023	Apr. 12, 2023	Mar. 31, 2023	Jan. 31, 2023	Jan. 25, 2023
KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost						$ 459,870	$ 450,554	$ 275,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Non refundable retainer fee								50,000
Debt instrument face value					$ 300,000
Proceeds from Issuance of long-term debt		$ 175,000
Notes payable					$ 2,673,952
Subsequent Event [Member] | Share Purchase Agreement [Member] | Lincoln Park Capital Fund LLC [Member]
Subsequent Event [Line Items]
Common stock subscribed but not issued value	$ 75,000,000
Period of agreement	36 months
Subsequent Event [Member] | Mackenzie [Member] | Letter of Agreement For Advisory Consulting Services For Extraordinary General Meeting In Connection With Business Combination [Member]
Subsequent Event [Line Items]
Expenses payable				$ 17,500
Professional fees payable current			$ 5,000
Subsequent Event [Member] | KPMG LLP [Member]
Subsequent Event [Line Items]
Business acquisition cost								$ 275,000
Subsequent Event [Member] | Sponsor [Member] | Unsecured Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument face value									$ 375,000